UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC   48 Wall Street   New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.06%
CLOSED-END FUNDS - 24.75%
CONVERTIBLE SECURITIES - 1.45%
AllianzGI Convertible & Income Fund	57,301	$317,448
AllianzGI Convertible & Income Fund II	260,000	1,268,800
Ellsworth Growth and Income Fund Ltd.	1,330	10,108
		1,596,356
CORE - 2.63%
General American Investors Company, Inc.	42,500	1,327,275
Guggenheim Equal Weight Enhanced Equity Income Fund	10,800	174,420
Liberty All-Star Equity Fund	136,300	677,411
Royce Micro-Cap Trust, Inc.	97,800	684,600
Sprott Focus Trust, Inc.	3,500	21,315
		2,885,021
DEVELOPED MARKET - 0.31%
Aberdeen Australia Equity Fund, Inc.	61,289	340,767

EMERGING MARKETS - 0.04%
Aberdeen Chile Fund, Inc.	753	4,525
Turkish Investment Fund, Inc. (The)	4,455	40,852
		45,377
GENERAL BOND - 0.09%
Deutsche Multi-Market Income Trust	12,493	99,069

GLOBAL - 6.06%
Alpine Global Dynamic Dividend Fund	48,211	411,240
Alpine Global Total Dynamic Dividend Fund	262,952	1,972,140
Clough Global Allocation Fund	800	9,280
Clough Global Equity Fund	23,043	250,708
Clough Global Opportunities Fund	3,800	36,404
Gabelli Global Small and Mid Cap Value Trust (The) *	25,580	270,125
Gabelli Global Utility & Income Trust (The)	17,839	319,318
GDL Fund (The)	49,446	493,966
Lazard Global Total Return and Income Fund, Inc.	24,435	303,727
Lazard World Dividend & Income Fund, Inc.	65,509	591,546
Royce Global Value Trust, Inc.	2,685	19,788
Voya Infrastructure, Industrials and Materials Fund	125,259	1,561,980
Wells Fargo Advantage Global Dividend Opportunity Fund	71,600	427,452
		6,667,674
INCOME & PREFERRED STOCK - 0.71%
LMP Capital and Income Fund Inc.	62,830	777,207

NATURAL RESOURCES - 1.98%
BlackRock Resources & Commodities Strategy Trust	266,250	1,919,663
Tortoise Energy Independence Fund, Inc.	11,620	132,817
Voya Natural Resources Equity Income Fund	21,600	121,824
		2,174,304

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.25%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	189,900	$2,328,174
Voya Asia Pacific High Dividend Equity Income Fund	2,612	24,135
Voya International High Dividend Equity Income Fund	18,671	120,241
		2,472,550
PACIFIC EX JAPAN - 0.04%
Aberdeen Greater China Fund, Inc.	1,408	11,686
The Thai Fund, Inc.	4,123	30,923
		42,609
REAL ESTATE - 5.47%
Alpine Global Premier Properties Fund	220,193	1,230,879
CBRE Clarion Global Real Estate Income Fund	146,008	1,140,322
Cohen & Steers Preferred Securities and Income Fund, Inc.	112,200	2,122,824
Cohen & Steers Quality Income Realty Fund, Inc.	8,000	99,280
Neuberger Berman Real Estate Securities Income Fund Inc.	191,405	974,251
Nuveen Diversified Dividend and Income Fund	5,957	65,170
Nuveen Real Estate Income Fund	6,200	67,208
RMR Real Estate Income Fund	16,381	317,136
		6,017,070
SECTOR EQUITY - 0.85%
Gabelli Healthcare & WellnessRx Trust (The)	18,781	184,805
GAMCO Natural Resources, Gold & Income Trust	63,130	415,395
Nuveen Real Asset Income and Growth Fund	22,013	338,340
		938,540
UTILITY - 2.87%
Cohen & Steers Infrastructure Fund, Inc.	53,416	1,058,171
Duff & Phelps Global Utility Income Fund Inc.	87,400	1,390,534
Macquarie Global Infrastructure Total Return Fund Inc.	35,295	709,077
		3,157,782

TOTAL CLOSED-END FUNDS		27,214,326

CONSUMER DISCRETIONARY - 10.05%
Amazon.com, Inc. *	2,000	1,187,280
Comcast Corporation - Class A	27,262	1,665,163
Dollar General Corporation	3,000	256,800
D.R. Horton, Inc.	2,500	75,575
Home Depot, Inc. (The)	13,500	1,801,305
L Brands, Inc.	2,000	175,620
Lowe's Companies, Inc.	9,000	681,750
Marriott International, Inc. - Class A	3,000	213,540
Nike, Inc. - Class B	8,000	491,760
O’Reilly Automotive, Inc. *	1,000	273,660
Priceline Group Inc. (The) *	500	644,480
Ross Stores, Inc.	4,000	231,600
Royal Caribbean Cruises Ltd.	2,000	164,300
Starbucks Corporation	14,000	835,800
TJX Companies, Inc. (The)	7,000	548,450
Twenty-First Century Fox, Inc.	2,500	70,500
Walt Disney Company (The)	17,500	1,737,925
		11,055,508

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 8.37%
Altria Group, Inc.	21,000	$1,315,860
Colgate-Palmolive Company	3,000	211,950
ConAgra Foods, Inc.	2,000	89,240
Constellation Brands, Inc.	2,500	377,725
Costco Wholesale Corporation	5,000	787,900
CVS Caremark Corporation	13,200	1,369,236
General Mills, Inc.	3,000	190,050
Kimberly-Clark Corporation	2,000	269,020
Kroger Co. (The)	10,000	382,500
Mondelēz International, Inc. - Class A	9,800	393,176
Monster Beverage Corporation *	2,000	266,760
PepsiCo, Inc.	3,000	307,440
Reynolds American Inc.	14,000	704,340
Sysco Corporation	2,000	93,460
Walgreens Boots Alliance, Inc.	12,000	1,010,880
Wal-Mart Stores, Inc.	21,000	1,438,290
		9,207,827
ENERGY - 4.10%
Chevron Corporation	9,000	858,600
Exxon Mobil Corporation	26,000	2,173,340
Occidental Petroleum Corporation	3,900	266,877
Phillips 66	6,000	519,540
Schlumberger Limited	4,500	331,875
Valero Energy Corporation	5,500	352,770
		4,503,002
EXCHANGE-TRADED FUNDS - 0.56%
SPDR S&P 500 ETF Trust	3,000	616,680

FINANCIALS - 11.73%
Aflac Incorporated	3,000	189,420
Allstate Corporation (The)	4,000	269,480
American Express Company	10,000	614,000
American International Group, Inc.	6,000	324,300
American Tower Corporation	4,000	409,480
Aon plc	3,500	365,575
Berkshire Hathaway Inc. - Class B *	14,000	1,986,320
BlackRock, Inc. - Class A	2,000	681,140
Capital One Financial Corporation	5,500	381,205
Charles Schwab Corporation (The)	13,000	364,260
Chubb Limited	5,203	619,937
Discover Financial Services	4,000	203,680
Intercontinental Exchange, Inc.	1,000	235,140
JPMorgan Chase & Co.	22,200	1,314,684
Marsh & McLennan Companies, Inc.	5,000	303,950
McGraw Hill Financial, Inc.	3,000	296,940
Moody’s Corporation	2,000	193,120
PNC Financial Services Group, Inc. (The)	5,000	422,850

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
State Street Corporation	4,000	$234,080
SunTrust Banks, Inc.	5,000	180,400
Travelers Companies, Inc. (The)	3,000	350,130
T. Rowe Price Group, Inc.	2,500	183,650
U.S. Bancorp	17,000	690,030
Wells Fargo & Company	43,000	2,079,480
		12,893,251
HEALTH CARE - 10.73%
Abbott Laboratories	10,000	418,300
AbbVie Inc.	11,000	628,320
Aetna Inc.	3,000	337,050
Allergan plc *	3,104	831,965
AmerisourceBergen Corporation	2,000	173,100
Amgen Inc.	7,000	1,049,510
Anthem, Inc.	2,000	277,980
Baxter International Inc.	4,000	164,320
Becton, Dickinson and Co.	2,000	303,640
Biogen Inc. *	1,500	390,480
Cardinal Health, Inc.	4,000	327,800
Celgene Corporation *	7,000	700,630
Cerner Corporation *	4,000	211,840
Cigna Corporation	2,000	274,480
Gilead Sciences, Inc.	2,000	183,720
Johnson & Johnson	8,500	919,700
McKesson Corporation	3,000	471,750
Merck & Company, Inc.	27,000	1,428,570
Mylan N.V. *	4,000	185,400
Regeneron Pharmaceuticals, Inc. *	1,000	360,440
Stryker Corporation	4,000	429,160
Thermo Fisher Scientific Inc.	4,000	566,360
UnitedHealth Group Incorporated	9,000	1,160,100
		11,794,615
INDUSTRIALS - 7.03%
3M Company	6,000	999,780
Danaher Corporation	7,000	664,020
Delta Air Lines, Inc.	8,000	389,440
FedEx Corporation	3,000	488,160
General Dynamics Corporation	3,000	394,110
General Electric Company	20,000	635,800
Honeywell International Inc.	8,000	896,400
Illinois Tool Works Inc.	4,000	409,760
Lockheed Martin Corporation	3,500	775,250
Northrop Grumman Corporation	2,000	395,800
Raytheon Company	3,000	367,890
Southwest Airlines Co.	7,000	313,600
United Parcel Service, Inc.	6,100	643,367
Waste Management, Inc.	6,000	354,000
		7,727,377

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 15.73%
Accenture plc - Class A	2,000	$230,800
Adobe Systems Incorporated	4,000	375,200
Alphabet Inc. - Class A *	1,000	762,900
Alphabet Inc. - Class C *	7,002	5,216,140
Apple Inc.	26,000	2,833,740
Automatic Data Processing, Inc.	4,500	403,695
Broadcom Limited	1,000	154,500
Cisco Systems, Inc.	20,000	569,400
Cognizant Technology Solutions Corporation *	6,000	376,200
eBay Inc. *	4,000	95,440
Facebook, Inc. *	8,000	912,800
Fiserv, Inc. *	3,000	307,740
Intel Corporation	30,000	970,500
MasterCard Incorporated	4,000	378,000
Microsoft Corporation	24,000	1,325,520
Oracle Corporation	28,700	1,174,117
PayPal Holdings, Inc. *	4,000	154,400
salesforce.com, inc. *	5,000	369,150
Visa Inc. - Class A	9,000	688,320
		17,298,562
MATERIALS - 2.38%
Air Products & Chemicals, Inc.	2,000	288,100
Dow Chemical Company (The)	11,000	559,460
Ecolab Inc.	3,000	334,560
E. I. du Pont de Nemours and Company	4,000	253,280
International Paper Company	3,300	135,432
LyondellBasell Industries N.V.	5,000	427,900
PPG Industries, Inc.	3,000	334,470
Sherwin-Williams Company (The)	1,000	284,670
		2,617,872
TELECOMMUNICATION SERVICES - 1.75%
AT&T, Inc.	16,103	630,755
Verizon Communications, Inc.	24,000	1,297,920
		1,928,675
UTILITIES - 1.88%
American Electric Power Company, Inc.	5,000	332,000
Dominion Resources, Inc.	3,000	225,360
Duke Energy Corporation	3,600	290,448
Edison International	2,000	143,780
NextEra Energy, Inc.	4,000	473,360
PPL Corporation	5,000	190,350
Public Service Enterprises Group, Inc.	4,000	188,560
Xcel Energy Inc.	5,500	230,010
		2,073,868
TOTAL EQUITY SECURITIES (cost - $95,723,454)		108,931,563

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31. 2016 (Unaudited)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.87%
MONEY MARKET FUND - 0.87%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23%^ (cost - $953,561)	953,561	$953,561

TOTAL INVESTMENTS - 99.93% (cost - $96,677,015)		109,885,124

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		76,338

NET ASSETS - 100.00%		$109,961,462

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2016:

Cost of portfolio investments	$96,713,589
Gross unrealized appreciation	$16,623,385
Gross unrealized depreciation	(3,451,850)
Net unrealized appreciation	$13,171,535

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$108,931,563	$-
Short-Term Investments	-	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$108,931,563	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2016.

In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Fund's investment in Fidelity Institutional Money Market Government Portfolio - Class I has been removed from Level 1 disclosure under the guidance provided by the amendment to such ASU.

The Fund is exposed to financial  market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2016, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 2, 2016 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 26, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 26, 2016

* Print the name and title of each signing officer under his or her signature.